Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Other Provisions

				€ million	€ million
Provisions				2017	2016
Due within one year				525	390
Due after one year				794	1,033
Total provisions				1,319	1,423

	€ million	€ million	€ million	€ million	€ million
Movements during 2017	Restructuring	Legal	Brazil indirect taxes	Other	Total
1 January 2017	291	125	672	335	1,423
Income Statement:
Charges	318	139	43	143	643
Releases	(79)	(16)	(75)	(21)	(191)
Utilisation	(161)	(43)	(206)	(4)	(414)
Currency translation	(17)	(13)	(78)	(34)	(142)
31 December 2017	352	192	356	419	1,319